GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - GLOBAL REAL ESTATE FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GLOBAL REAL ESTATE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.20%	1.00%	1.20%	1.20%	1.20%	0.85%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		none	none	none	none	none	none
Expenses (as a percentage of Assets)		1.20%	1.00%	1.45%	2.20%	1.70%	0.85%
Fee Waiver or Reimbursement	[1]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Net Expenses (as a percentage of Assets)		1.16%	0.96%	1.41%	2.16%	1.66%	0.81%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	118	375	654	1,448
INSTITUTIONAL CLASS	98	313	547	1,219
A CLASS	711	1,002	1,317	2,204
C CLASS	220	683	1,175	2,525
R CLASS	169	530	918	2,001
R6 CLASS	83	265	466	1,043

NT GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement NT Global Real Estate Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	R6 CLASS
Maximum Account Fee | NT GLOBAL REAL ESTATE FUND	$ 25	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NT GLOBAL REAL ESTATE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.20%	1.00%	0.85%
Distribution and Service (12b-1) Fees		none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.21%	1.01%	0.86%
Fee Waiver or Reimbursement	[2]	0.04%	0.04%	0.04%
Net Expenses (as a percentage of Assets)		1.17%	0.97%	0.82%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Effective August 1, 2015, the advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - NT GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
INVESTOR CLASS	119	378
INSTITUTIONAL CLASS	99	316
R6 CLASS	84	268